Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

On November 15, 2023, we entered into a Financial Advisory Services Agreement with Thornhill Advisory Group, Inc. (f/k/a EverAsia Financial Group, Inc.), a financial consulting firm owned by Scott J. Silverman, who, in conjunction with the execution the CFO Agreement, was appointed as our Chief Financial Officer. Under the CFO Agreement, the Company is obligated to make monthly payments of $8,750, as follows:

Beginning from the execution date of the CFO Agreement and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, the Company shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual. The agreement continues until terminated by either party with 60 days’ written notice. As of September 30, 2025 and December 31, 2024, the Company has accrued $71,375 and $56,375 in fees payable to Thornhill Advisory Group, Inc. The aggregate commitment under the agreement is $8,750 per month until termination.

On April 1, 2024, Jose Antonio Reyes. signed an Offer Letter for his employment as our Chief Operating Officer. In September 2024, Mr. Reyes was named as our Chief Executive Officer. Pursuant to the terms of his employment, the Company is obliged to make monthly payments to Mr. Reyes of $8,750, as follows:

Beginning from the execution date of the Offer Letter and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, the Company shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual. As of September 30, 2025 and December 31, 2024, the Company has accrued $108,750 and $56,250 in fees payable, respectively, to Mr. Reyes. The aggregate commitment under the agreement is $8,750 per month until termination. (See Note 9).

In August 2024, the Company acquired patent pending (“Patent”) for an mRNA Neuro Panel and Serotonin Assay, which Patent was lodged by Nova on or about April 26, 2024, as U.S. Patent Application 18/705375, International Publication Number WO 2023/077245, captioned as “Diagnosing, Monitoring and Treating Neurological Disease with Psychoactive Tryptamine Derivatives and mRNA Measurements” (“IP” or “Patent”) from Nova Mentis Life Science Corp. in exchange for the issuance of 750,000 shares of common stock with a fair market value of $100,800, the forgiveness of $245,712 in consulting fees owed to Dr. Marvis S. Hausman, our Chief Scientific Officer and Chairman of the Board of Directors, and a royalty of 5%, payable 2.5% each to Dr. Marvin Hausman and to Nova Mentis Life Sciences Corp., respectively, of all revenue derived from Commercialization for a period of 10 years from the date of execution of the Agreement. The Company recognized the purchase of the patent as an R&D development and recorded R&D expense of $100,800 in 2024. The Company has not generated any revenue to date pursuant to the acquisition. As of the three and nine months ended September 30, 2025 and 2024, the company recorded commission expense of $0.

Note 5 – Commitments and Contingencies

On September 5, 2023, we entered into an employment agreement with Marvin S. Hausman, M.D., pursuant to which Dr. Hausman serves as the Company’s former Chief Executive Officer. Under his employment agreement, we will pay Dr. Hausman $5,000 per month. In addition, we will pay Dr. Hausman an amount equal to 10% of gross sales revenues attributable to Dr. Hausman’s efforts, in perpetuity.

On September 5, 2023, we entered into an employment agreement with Thomas Terwilliger, pursuant to which Mr. Terwilliger serves as the Company’s Chief Operating Officer, Treasurer and Secretary. Under his employment agreement, we will pay Mr. Terwilliger $5,000 per month. In addition, we will pay Mr. Terwilliger an amount equal to 10% of gross sales revenues attributable to Mr. Terwilliger’s efforts, in perpetuity. On November 28, 2023, Mr. Terwilliger resigned as Chief Operating Officer, but continues to provide limited services to the company on an outsourced basis.

On November 15, 2023, we entered into a Financial Advisory Services Agreement with EverAsia Financial Group, Inc., a financial consulting firm owned by Scott J. Silverman, who, in conjunction with the execution the CFO Agreement, was appointed as the Company’s Chief Financial Officer. Under the CFO Agreement, the Company is obligated to make monthly payments of $8,750, as follows:

Beginning from the execution date of the CFO Agreement and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, it shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual.

On April 1, 2024, Jose Antonio Reyes. signed an Offer Letter for his employment as the Company’s Chief Operating Officer. In September 2024, Mr. Reyes was named as the Company’s Chief Executive Officer. Pursuant to the terms of his employment, the Company is obliged to make monthly payments to Mr. Reyes of $8,750, as follows:

Beginning from the execution date of the Offer Letter and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, it shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual.

On April 1, 2024, Marvin S. Hausman., M.D. signed an Offer Letter for his employment as the Company’s Chief Science Officer. Additionally, Dr. Hausman serves as the Company’s Chairman of the Board of Directors. Pursuant to the terms of his employment, the Company is obliged to make monthly payments to Dr. Hausman of $8,750, as follows:

From September 5, 2023 until April 1, 2024, Marvin S. Hausman, M.D., served as the Company’s Chief Executive Officer. Under his employment agreement, we paid Dr. Hausman $5,000 per month. In addition, we were to pay Dr. Hausman an amount equal to 10% of gross sales revenues attributable to Dr. Hausman’s efforts, in perpetuity.

From July 1, 2022, to September 5, 2023, Dr. Hausman provided services on behalf of the Company’s company, pursuant to a consulting agreement. Under his consulting agreement, we paid Dr. Hausman $5,000 per month. In addition, we were responsible for paying Dr. Hausman an amount equal to 10% of gross sales revenues attributable to Dr. Hausman’s efforts, in perpetuity. We made no payments to Dr. Hausman based on sales, during the term of his consulting agreement.

In August 2024, the Company acquired patent pending (“Patent”) for an mRNA Neuro Panel and Serotonin Assay, which Patent was lodged by Nova on or about April 26, 2024, as U.S. Patent Application 18/705375, International Publication Number WO 2023/077245, captioned as “Diagnosing, Monitoring and Treating Neurological Disease with Psychoactive Tryptamine Derivatives and mRNA Measurements” (“IP” or “Patent”) from Nova Mentis Life Science Corp. in exchange for the issuance of 7,500 shares of common stock with a fair market value of $100,800, the forgiveness of $245,712 in consulting fees owed to Dr. Marvis S. Hausman, the Company’s Chief Scientific Officer and Chairman of the Board of Directors, and a royalty of 5%, payable 2.5% each to Dr. Marvin Hausman and to Nova Mentis Life Sciences Corp., respectively, of all revenue derived from Commercialization for a period of 10 years from the date of execution of the Agreement. The Company recognized the purchase of the patent as a R&D development and recorded R&D expense of $100,800.